Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Aug. 27, 2014
Document Effective Date	Aug. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Lifetime® Income Fund | A
Risk/Return:
Trading Symbol	MLLAX
MFS® Lifetime® Income Fund | B
Risk/Return:
Trading Symbol	MLLBX
MFS® Lifetime® Income Fund | C
Risk/Return:
Trading Symbol	MLLCX
MFS® Lifetime® Income Fund | I
Risk/Return:
Trading Symbol	MLLIX
MFS® Lifetime® Income Fund | R1
Risk/Return:
Trading Symbol	MLLEX
MFS® Lifetime® Income Fund | R2
Risk/Return:
Trading Symbol	MLLGX
MFS® Lifetime® Income Fund | R3
Risk/Return:
Trading Symbol	MLLHX
MFS® Lifetime® Income Fund | R4
Risk/Return:
Trading Symbol	MLLJX
MFS® Lifetime 2015 Fund | A
Risk/Return:
Trading Symbol	LFTDX
MFS® Lifetime 2015 Fund | B
Risk/Return:
Trading Symbol	LFTBX
MFS® Lifetime 2015 Fund | C
Risk/Return:
Trading Symbol	LFTCX
MFS® Lifetime 2015 Fund | I
Risk/Return:
Trading Symbol	LFTIX
MFS® Lifetime 2015 Fund | R1
Risk/Return:
Trading Symbol	LFTRX
MFS® Lifetime 2015 Fund | R2
Risk/Return:
Trading Symbol	LFTSX
MFS® Lifetime 2015 Fund | R3
Risk/Return:
Trading Symbol	LFTTX
MFS® Lifetime 2015 Fund | R4
Risk/Return:
Trading Symbol	LFTUX
MFS® Lifetime® 2020 Fund | A
Risk/Return:
Trading Symbol	MFLAX
MFS® Lifetime® 2020 Fund | B
Risk/Return:
Trading Symbol	MFLBX
MFS® Lifetime® 2020 Fund | C
Risk/Return:
Trading Symbol	MFLCX
MFS® Lifetime® 2020 Fund | I
Risk/Return:
Trading Symbol	MFLIX
MFS® Lifetime® 2020 Fund | R1
Risk/Return:
Trading Symbol	MFLEX
MFS® Lifetime® 2020 Fund | R2
Risk/Return:
Trading Symbol	MFLGX
MFS® Lifetime® 2020 Fund | R3
Risk/Return:
Trading Symbol	MFLHX
MFS® Lifetime® 2020 Fund | R4
Risk/Return:
Trading Symbol	MFLJX
MFS® Lifetime 2025 Fund | B
Risk/Return:
Trading Symbol	LTTBX
MFS® Lifetime 2025 Fund | C
Risk/Return:
Trading Symbol	LTTCX
MFS® Lifetime 2025 Fund | I
Risk/Return:
Trading Symbol	LTTIX
MFS® Lifetime 2025 Fund | R1
Risk/Return:
Trading Symbol	LTTRX
MFS® Lifetime 2025 Fund | R2
Risk/Return:
Trading Symbol	LTTSX
MFS® Lifetime 2025 Fund | R3
Risk/Return:
Trading Symbol	LTTTX
MFS® Lifetime 2025 Fund | R4
Risk/Return:
Trading Symbol	LTTUX
MFS® Lifetime 2025 Fund | A
Risk/Return:
Trading Symbol	LTTAX
MFS® Lifetime® 2030 Fund | A
Risk/Return:
Trading Symbol	MLTAX
MFS® Lifetime® 2030 Fund | B
Risk/Return:
Trading Symbol	MLTBX
MFS® Lifetime® 2030 Fund | C
Risk/Return:
Trading Symbol	MLTCX
MFS® Lifetime® 2030 Fund | I
Risk/Return:
Trading Symbol	MLTIX
MFS® Lifetime® 2030 Fund | R1
Risk/Return:
Trading Symbol	MLTEX
MFS® Lifetime® 2030 Fund | R2
Risk/Return:
Trading Symbol	MLTGX
MFS® Lifetime® 2030 Fund | R3
Risk/Return:
Trading Symbol	MLTHX
MFS® Lifetime® 2030 Fund | R4
Risk/Return:
Trading Symbol	MLTJX
MFS® Lifetime 2035 Fund | A
Risk/Return:
Trading Symbol	LFEAX
MFS® Lifetime 2035 Fund | B
Risk/Return:
Trading Symbol	LFEBX
MFS® Lifetime 2035 Fund | C
Risk/Return:
Trading Symbol	LFECX
MFS® Lifetime 2035 Fund | I
Risk/Return:
Trading Symbol	LFEDX
MFS® Lifetime 2035 Fund | R1
Risk/Return:
Trading Symbol	LFERX
MFS® Lifetime 2035 Fund | R2
Risk/Return:
Trading Symbol	LFESX
MFS® Lifetime 2035 Fund | R3
Risk/Return:
Trading Symbol	LFETX
MFS® Lifetime 2035 Fund | R4
Risk/Return:
Trading Symbol	LFEUX
MFS® Lifetime® 2040 Fund | A
Risk/Return:
Trading Symbol	MLFAX
MFS® Lifetime® 2040 Fund | B
Risk/Return:
Trading Symbol	MLFBX
MFS® Lifetime® 2040 Fund | C
Risk/Return:
Trading Symbol	MLFCX
MFS® Lifetime® 2040 Fund | I
Risk/Return:
Trading Symbol	MLFIX
MFS® Lifetime® 2040 Fund | R1
Risk/Return:
Trading Symbol	MLFEX
MFS® Lifetime® 2040 Fund | R2
Risk/Return:
Trading Symbol	MLFGX
MFS® Lifetime® 2040 Fund | R3
Risk/Return:
Trading Symbol	MLFHX
MFS® Lifetime® 2040 Fund | R4
Risk/Return:
Trading Symbol	MLFJX
MFS® Lifetime 2045 Fund | A
Risk/Return:
Trading Symbol	LTMAX
MFS® Lifetime 2045 Fund | B
Risk/Return:
Trading Symbol	LTMBX
MFS® Lifetime 2045 Fund | C
Risk/Return:
Trading Symbol	LTMDX
MFS® Lifetime 2045 Fund | I
Risk/Return:
Trading Symbol	LTMKX
MFS® Lifetime 2045 Fund | R1
Risk/Return:
Trading Symbol	LTMRX
MFS® Lifetime 2045 Fund | R2
Risk/Return:
Trading Symbol	LTMSX
MFS® Lifetime 2045 Fund | R3
Risk/Return:
Trading Symbol	LTMTX
MFS® Lifetime 2045 Fund | R4
Risk/Return:
Trading Symbol	LTMUX
MFS® Lifetime® 2050 Fund | A
Risk/Return:
Trading Symbol	MFFSX
MFS® Lifetime® 2050 Fund | B
Risk/Return:
Trading Symbol	MFFRX
MFS® Lifetime® 2050 Fund | C
Risk/Return:
Trading Symbol	MFFDX
MFS® Lifetime® 2050 Fund | I
Risk/Return:
Trading Symbol	MFFIX
MFS® Lifetime® 2050 Fund | R1
Risk/Return:
Trading Symbol	MFFMX
MFS® Lifetime® 2050 Fund | R2
Risk/Return:
Trading Symbol	MFFNX
MFS® Lifetime® 2050 Fund | R3
Risk/Return:
Trading Symbol	MFFOX
MFS® Lifetime® 2050 Fund | R4
Risk/Return:
Trading Symbol	MFFPX
MFS® Lifetime 2055 Fund | A
Risk/Return:
Trading Symbol	LFIAX
MFS® Lifetime 2055 Fund | B
Risk/Return:
Trading Symbol	LFIBX
MFS® Lifetime 2055 Fund | C
Risk/Return:
Trading Symbol	LFICX
MFS® Lifetime 2055 Fund | I
Risk/Return:
Trading Symbol	LFIIX
MFS® Lifetime 2055 Fund | R1
Risk/Return:
Trading Symbol	LFIRX
MFS® Lifetime 2055 Fund | R2
Risk/Return:
Trading Symbol	LFISX
MFS® Lifetime 2055 Fund | R3
Risk/Return:
Trading Symbol	LFITX
MFS® Lifetime 2055 Fund | R4
Risk/Return:
Trading Symbol	LFIUX